Trade and Other Payables - Schedule of Trade and Other Payables (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Current
Trade payables – third parties	$ 304,983	RM 1,244,941	RM 1,332,108
Amount due to related parties, net (Note 22)	191,828	783,043	338,786
Advances from a related party (Note 22)	1,221,157	4,984,763	5,149,801
Other payables	67,824	276,861	230,340
Provision	23,518	96,000	48,000
Accrued expenses	306,261	1,250,162	1,035,151
Total Trade and other payable	$ 2,115,571	RM 8,635,770	RM 8,134,186